                               [Graphic Omitted]


--------------------------------------------------------------------------------
COLONIAL MUNICIPAL INCOME TRUST Semiannual report
--------------------------------------------------------------------------------
May 31, 1998

--------------------------------------------------------------------------------
                   COLONIAL MUNICIPAL INCOME TRUST HIGHLIGHTS
                         DECEMBER 1, 1997 - MAY 31, 1998

INVESTMENT OBJECTIVE: Colonial Municipal Income Trust seeks to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower-quality municipal securities. The Trust's secondary objective is to preserve its capital.

PORTFOLIO MANAGER COMMENTARY: "Based on our long-term outlook for low inflation and modest economic growth, we structured the Fund to take advantage of a potential decline in interest rates, and the Fund benefited. We seized this opportunity to add to our holdings in non-cyclical sectors, such as community hospitals. In general, we think non-cyclicals offer good value and the potential to perform well in an environment characterized by slower economic growth."

                                                                -- Bonny Boatman

                   COLONIAL MUNICIPAL INCOME TRUST PERFORMANCE

     Distributions declared per share(1)                              $0.246
--------------------------------------------------------------------------------
     Six-month total return, assuming
     reinvestment of all distributions
     |X| NAV                                                           5.25%
     |X| Market Price                                                  3.30%
--------------------------------------------------------------------------------
     Price per share
     |X| NAV                                                          $7.55
     |X| Market Price                                                 $7.56

TOP FIVE SECTORS                           QUALITY BREAKDOWN
(as of 5/31/98)                            (as of 5/31/98)
------------------------------------       ------------------------------------

Nursing Home ................. 16.7%       NON-RATED: ................... 48.5%
Housing ...................... 12.6%       BBB: ......................... 20.6%
Refunded ..................... 11.5%       AAA: ......................... 13.1%
Hospital .....................  8.2%       A: ........................... 11.0%
Industrial ...................  6.0%       AA: ..........................  3.7%
                                           BB: ..........................  2.7%
                                           B: ...........................  0.4%

(1) A portion of the Fund's income may be subject to the alternative minimum tax.

The Fund may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed.

Sector breakdowns are calculated as a percent of total net assets. Quality breakdowns are calculated as a percent of total investments, including short-term obligations.

Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality weightings or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                    ----------------------------

                                                    [Photo of Stephen E. Gibson]

                                                    ----------------------------

In June 1998, Harold Cogger retired as president of Colonial Municipal Income Trust's Board of Trustees. I would like to take this opportunity to thank him for his guidance over the past few years and wish him well. As the new president of the Fund, I am pleased to present the semiannual report for Colonial Municipal Income Trust for the six months ended May 31, 1998.

A variety of factors caused bond prices to seesaw during the period, as different sectors of the economy provided mixed signals to fixed-income investors. The economic turmoil in Southeast Asia, its potential to slow U.S. economic growth, and the possibility of interest rate increases by the Federal Reserve Board were strong contributors to price volatility. By the end of the period, fixed-income investors saw something they liked. With hints that growth might slow, investors' fear of inflation was reduced. As interest rates dropped, bond prices finished on a positive note.

The tax-exempt market in which the Fund invests showed a similar pattern. In addition to the trends mentioned above, supply and demand factors contributed towards rising and declining prices during the period.

Municipal bond funds such as Colonial Municipal Income Trust offer investors a number of attractive benefits including tax-exempt income that compares favorably to inflation, and diversification of your fixed-income portfolio.

Thank you for choosing Colonial Municipal Income Trust and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson
    Stephen E. Gibson
    President
    July 10, 1998

Because market and economic conditions change, there can be no assurance that the trends described above will continue.
--------------------------------------------------------------------------------

                              INVESTMENT PORTFOLIO
                     MAY 31, 1998 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 97.2%                                    PAR          VALUE
--------------------------------------------------------------------------------
EDUCATION - 2.6%
  EDUCATION - 1.5%
  MI Southfield Economic Development Corp.,
   Lawrence University,
   Series 1998-A,
                      5.400%  02/01/18                    $1,000       $    996
  NY State Dormitory Authority,
   New York University,
   Series 1998-A,
                      5.750%  07/01/27                     1,000          1,118
  VT State Educational & Health Buildings
   Finance Agency, Norwich University,
   Series 1998,
                      5.500%  07/01/21                     1,000            991
                                                                       --------
                                                                          3,105
                                                                       --------

  STUDENT LOAN - 1.1%
  SD State Student Loan Finance Corp.,
   Series 1996-E,
                      6.550%  08/01/20                     2,000          2,198
                                                                       --------

 ................................................................................
 HEALTHCARE - 28.6%
  HEALTH SERVICES - 0.1%
  IL Health Facilities Authority,
   Midwest Physician Group, Ltd.,
   Series 1998,
                      5.500%  11/15/19                       325            316
                                                                       --------

  HOSPITALS - 8.2%
  AL Alabama Special Care Facilities Authority,
   Montgomery Healthcare,
   Series 1989,
                     11.000%  10/01/19                     2,280          2,326
  CO Health Care Facilities Authority,
   National Jewish Medical & Research Center,
   Series 1998,
                      5.375%  01/01/23                       840            823
  CT Health & Educational
   Facilities Authority,
   Hospital for Special Care, Series B,
                      5.375%  07/01/17                       500            493
  GA Clayton Hospital Authority,
   The Woodlands Foundation, Inc.,
   Series 1991-A,
                      9.750%  05/01/21(a)                  1,500            975
  IL Health Facilities Authority,
   Thorek Hospital & Medical Center,
                      5.375%  08/15/28                       500            489
  MA Health & Educational
   Facilities Authority,
   Milford-Whitinsville Regional Hospital, Series C,
                      5.250%  07/15/18                       500            487
  MI Flint Hospital Building Authority,
   Hurley Medical Center,
   Series 1998-A,
                      5.375%  07/01/20                       625            611
  MI Tawas City Finance Authority,
   St. Joseph Health System,
   Series 1998-A,
                      5.750%  02/15/23                       450            450
  MN Monticello-Big Lake Community Hospital
   District,
                      5.750%  12/01/19                     1,000          1,036
  MN St. Paul Housing & Redevelopment Authority,
   Healtheast Project, Series A,
                      5.700%  11/01/15                     2,000          2,034
  MO Housing Development Commission,
   Freeman Health Systems,
   Series 1998:
                      5.250%  02/15/18                       750            732
                      5.250%  02/15/28                       500            482
  NC State Medical Care Commission,
   Annie Penn Memorial Hospital,
   Series 1998,
                      5.375%  01/01/22                       250            245
  NH Higher Educational & Health
   Facilities Authority,
   Littleton Hospital Assoc., Inc., Series 1998-A,
                      6.000%  05/01/28                       625            630
  NJ Health Care Facilities Financing
   Authority, Raritan Bay Medical Center,
                      7.250%  07/01/27                     1,000          1,092
  NY Dormitory Authority,
   Bronx-Lebanon Hospital Center,
   Series 1998-E,
                      5.200%  02/15/14                     1,000            998
  OH Sandusky County,
   Series 1998,
                      5.150%  01/01/08                       270            271
  PA Allegheny County Hospital Development,
   Ohio Valley General Hospital,
   Series 1998-A,
                      5.450%  01/01/28                     1,050          1,041
  PA Pottsville Hospital Authority,
                                5.625%   07/01/24            755            750
  VT Educational & Health
   Buildings Authority,
   Springfield Hospital, Series A,
                      7.750%  01/01/13                     1,040          1,178
                                                                       --------
                                                                         17,143
                                                                       --------

  INTERMEDIATE CARE FACILITIES - 1.0%
  MA State Health & Educational
   Facilities Authority,
   Corp. for Independent Living,
                      8.100%  07/01/18                       685            774
  TN Shelby County, Health, Education,
   & Housing Facilities Board, Open Arms
   Development Center:
   Series 1992-A,
                      9.750%  08/01/19                       510            606
   Series 1992-C,
                      9.750%  08/01/19                       520            618
                                                                       --------
                                                                          1,998
                                                                       --------

  LIFECARE - 2.6%
  CO Health Care Facilities Authority,
   National Benevolent Association:
   Series 1998-A,
                      5.250%  01/01/27                       430            417
   Series 1998-B,
                      5.250%  02/01/18                     1,500          1,473
  KY Economic Development Finance Authority,
   Christian Church Homes of Kentucky, Inc.,
   Series 1998,
                      5.500%  11/15/30                       750            741
  MN Columbia Heights,
   Crest View Corp.,
   Series 1998,
                      6.000%  03/01/33                       745            747
  PA Philadelphia Authority for Industrial
   Development, Baptist Home of Philadelphia,
   Series 1998-A:
                      5.500%  11/15/18                       360            356
                      5.600%  11/15/28                       570            556
  TN Metropolitan Government:
   Nashville & Davidson County,
   Blakeford at Green Hills, Series 1998,
                      5.650%  07/01/24                       575            565
   Richland Place,
                      5.500%  05/01/23                       495            507
                                                                       --------
                                                                          5,362
                                                                       --------

  NURSING HOMES - 16.7%
  CO Health Facilities Authority,
   American Housing Foundation, Inc.,
   Series 1990-A,
                     10.250%  12/01/20                     1,500          1,500
  DE Economic Development Authority,
                     12.000%  04/01/25                     2,240          2,435
  DE Sussex County, Healthcare Facility,
   Delaware Health Corp.,
   Series 1994-A,
                      7.600%  01/01/24                     1,000          1,051
  IA Finance Authority,
   Care Initiatives Project:
   Series 1996,
                      9.250%  07/01/25                     1,000          1,346
   Series 1998-B:
                      5.750%  07/01/18                       550            543
                      5.750%  07/01/28                     1,475          1,431
  IA Gary Industrial Economic Development,
   West Side Health Care Center,
   Series 1987-A,
                     11.500%  10/01/17                     2,470          2,552
  IN Michigan City Health Facilities,
   Metropolitan Health Foundation, Inc.
   Project,
                     10.000%  11/01/22                     4,500          4,500
  KS Halstead Industrial Health Care
   Project,
                     10.250%  08/01/13(a)                  1,330            532
  KY Jefferson County First Mortgage
   Kentucky Iowa, Inc. Project,
   Series 1990,
                     10.250%  01/01/20                       960          1,006
  KY Lexington-Fayette Urban County
   Government, First Mortgage, AHF
   Kentucky-Iowa, Inc. Project,
   Series 1990,
                     10.250%  01/01/20                       960          1,006
  MA Boston, St. Joseph Nursing Care
   Center, Inc., Series 1990,
                     10.000%  01/01/20                     1,915          2,073
  MA State Industrial Finance Agency:
   American Health Foundation, Inc.,
   Series 1989,
                     10.125%  03/01/19                       475            356
   GF/Massachusetts, Inc.,
   Series 1994,
                      8.300%  07/01/23                       980          1,019
  MI Cheboygan County Economic
   Development Corp., Metro Health
   Foundation Project, Series 1993,
                     10.000%  11/01/22                     2,440          2,440
  MN Duluth Economic Development Authority,
   Series A,
                      5.875%  12/01/28                       250            250
  MO Springfield Industrial Development
   Authority,
                     10.250%  12/01/10                     1,150          1,166
  NJ Economic Development Authority
   Geriatric and Medical Service, Inc.,
   Series A,
                     10.500%  05/01/04                       650            692
  NM City of Clovis,
   Retirement Ranches Project,
                     10.750%  04/01/19                       190            206
  OH Lucas County, Gericare, Inc.,
   Series 1988-B
                     10.500%  06/01/18                     2,465          2,587
  OH Montgomery County,
   Grafton Oaks Limited Partners,
   Series 1986,
                      9.750%  12/01/16                     1,480          1,406
  OK Muskogee County Economic Development
   Authority Health Facilities,
   Heartway Corp.:
   Series A,
                      9.500%  03/01/19                     1,545          1,580
   Series B,
                      (b)     03/01/19                       250             63
  TN New Tazewell Health Education and
   Housing Facilities Board,
   New Tazewell, Series 1987,
                     10.000%  06/01/17                     1,585          1,607
  TX Kirbyville Health Facilities Development Corp.,
   Heartway III Project:
   Series 1997-A,
                     10.000%  03/20/18                       596            600
   Series 1997-B,
                     (b)      03/20/04                       100             52
  WA Kitsap County Housing Authority,
   Martha & Mary Nursing Home,
                      7.100%  02/20/36                       643            743
                                                                       --------
                                                                         34,742
                                                                       --------

 ................................................................................
 HOUSING - 12.6%
  ASSISTED LIVING/SENIOR - 4.0%
  IL Clarendon Hills Residential Facilities,
   Churchill Estate,
   Series 1998-A:
                      6.750%  03/01/24                     1,050          1,050
                      6.750%  03/01/31                     1,365          1,365
  IL State Development Finance Authority,
   Care Institute, Inc.,
                      8.250%  06/01/25                     1,500          1,695
  MN Roseville, Care Institute, Inc.,
   Series 1993,
                      7.750%  11/01/23                     1,630          1,650
  PA Montgomery County Industrial
   Development Authority, Assisted
   Living Facility, Series 1993-A,
                      8.250%  05/01/23                       800            895
  TX Bell County Health Facilities
   Development Corp., Care Institutions, Inc.,
                      9.000%  11/01/24                     1,500          1,735
                                                                       --------
                                                                          8,390
                                                                       --------

  MULTI-FAMILY - 7.8%
  FL State Housing Finance Agency,
   Windsong Apartments,
   Series 1993-C,
                      9.250%  01/01/19                       830            664
  IL Chicago, Michigan Boulevard Garden
   Apartment Rehabilitation Project,
   Series 1985,
                     12.000%  01/01/00                       245            220
  MN Washington County Housing &
   Redevelopment Authority,
   Cottages of Aspen, Series 1992,
                      9.250%  06/01/22                     1,075          1,193
  MN White Bear Lake,
   Birch Lake Townhomes Project:
   Series 1989-A,
                     10.250%  07/15/19                     1,770          1,801
   Series 1989-B,
                     (c)      07/15/19                       674            617
  NC Eastern Carolina Regional Housing
   Authority, New River Apartments,
   Jacksonville, Series 1994,
                      8.250%  09/01/14                     1,880          2,045
  Resolution Trust Corp.,
  Pass Through Certificates,
   Series 1993-A,
                      8.500%  12/01/16(d)                  4,248          4,418
  SC State Housing Finance and Development
   Multi-family Housing Finance Revenue,
   Westbridge Apartments, Series A,
                      9.500%  09/01/20                     2,170          2,241
  TN Franklin Industrial Board,
   Landings Apartment Project,
   Series 1996-B,
                      8.750%  04/01/27                       800            821
  TX Galveston Pass Health Facilities Center,
   Pass Through Certificates,
                      8.000%  08/01/23                     1,000          1,079
  VA Alexandria Redevelopment
   & Housing Authority, Courthouse
   Commons Apartments, Series 1990-A,
                     10.000%  01/01/21                     1,000          1,026
                                                                       --------
                                                                         16,125
                                                                       --------

  SINGLE-FAMILY - 0.8%
  AK Housing Finance Corp.,
   Series 1996-A,
                      6.050%  12/01/17                       935            990
  KY 1986 County Single-family Mortgage
   Revenue, Class A,
                      9.000%  09/01/16                        30             31
  PA Allegheny County,
   Residential Financial Authority,
   Single-family Mortgage, Series 1987-G,
                      9.500%  12/01/18                       590            603
                                                                       --------
                                                                          1,624
                                                                       --------

 ................................................................................
 OTHER - 13.6%
  OTHER - 2.1%
  IL Hammond, American Maize
   Products Co., Series 1994,
                      8.000%  12/01/24                     2,000          2,358
  LA Port New Orleans Industrial Development,
   Continental Grain Co., Series 1993,
                      7.500%  07/01/13                     1,000          1,106
  MD Baltimore, Park Charles Project,
   Series 1986,
                      8.000%  01/01/10                       780            849
                                                                       --------
                                                                          4,313
                                                                       --------

  REFUNDED/ESCROWED (E) - 11.5%
  CA San Joaquin Hills Transportation
   Corridor Agency, Series 1993,
                      (b)     01/01/25                    10,000          2,547
  FL Clearwater Housing Authority,
   Hampton Apartments,
   Series 1994,
                      8.250%  05/01/24                     2,500          3,075
  ID Health Facilities Authority,
   IHC Hospitals, Inc.,
                      8.320%  02/15/21                     2,750          3,339
  IL Chicago Public Building Commission,
   Series 1990-A,
                      7.000%  01/01/20(f)                  2,000          2,531
  IL Health Facilities Authority,
   Edgewater Medical Center,
   Series A,
                                9.250%  07/01/24            2,250          2,863
  MA State Industrial Finance Agency,
   Series 1990,
                      9.000%  10/01/20                       935          1,054

  MN Mille Lacs Capital Improvement Authority,
   Mille Lacs Band of Chippewa,
   Series 1992-A,
                      9.250%  11/01/12                     1,050          1,288
  NC Lincoln County,
   Lincoln County Hospital,
                                9.000% 05/01/07              470            565
  NM City of Clovis,
   Retirement Ranches Project,
                     10.750%  04/01/19                     1,920          2,081
  PA Delaware County Authority:
   Series 1996,
                      6.000%  12/15/26                       500            561
   Southeastern Pennsylvania Obligated Group,
                      6.000%  12/15/16                     1,400          1,571
  WA State Health Care Facilities Authority,
   Grays Harbor Community Hospital,
   Series 1993:
                      7.200%  07/01/03                       330            359
                      8.025%  07/01/20                     1,770          1,969
                                                                       --------
                                                                         23,803
                                                                       --------

 ................................................................................
 OTHER REVENUE - 10.0%
  CHEMICALS - 1.1%
  LA St. Charles Parish,
   Union Carbide Corp.,
   Series 1992,
                      7.350%  11/01/22                     2,000          2,217
                                                                       --------

  INDUSTRIAL - 6.0%
  CO Mesa County Industrial Development,
   Joy Technologies, Inc.,
   Series 1992,
                      8.500%  09/15/06                     1,500          1,695
  IL State Development Finance Authority,
   Armstrong World Industries, Inc. Project,
                      5.950%  12/01/24                     1,000          1,101
  IL Will-Kankakee Regional Development Authority,
   Flanders Corp./Precisionaire Project,
   Series 1997,
                      6.500%  12/15/17                     1,000          1,024
  LA Southern Louisiana Port Commission,
   Cargill, Inc. Project,
                      5.850%  04/01/17                       500            530
  MA State Industrial Finance Agency,
   House of Bianchi, Inc.,
                      8.750%  06/01/18                       325            335
  MN Brooklyn Park, TL Systems Corp.,
   Series 1991,
                     10.000%  09/01/16                       785            965
  OH Cuyahoga County,
   Joy Technologies, Inc.,
   Series 1992,
                      8.750%  09/15/07                       550            626
  TX Trinity River Authority,
   Texas Instruments Project,
   Series 1996,
                      6.200%  03/01/20                       750            801
  VA Halifax County Industrial Development,
   Craddock-Terry, Inc., Series 1989,
                     10.000%  12/01/19(a)                    870            322
  VA Pittsylvania County Industrial
   Development, Craddock-Terry, Inc.,
   Series 1989,
                     10.000%  12/01/19(a)                    533             48
  VA Prince Edward County Industrial
   Development, Craddock-Terry, Inc.,
   Series 1989,
                     10.000%  12/01/19(a)                  1,610            805
  WA Pilchuck Public Development Corp.,
   Goodrich (B.F.) Co. Tramco Project,
   Series 1993,
                      6.000%  08/01/23                     4,000          4,133
                                                                       --------
                                                                         12,385
                                                                       --------

  OIL & GAS - 0.7%
  WA Pierce County Economic
   Development Corp.,
   Occidental Petroleum Co.,
                      5.800%  09/01/29                     1,500          1,517
                                                                       --------

  PAPER PRODUCTS - 1.3%
  AL Phenix City Industrial Development Board,
   Mead Boated Board, Inc.,
   Series 1998-A,
                      5.300%  04/01/27                       650            642
  SC Darlington County,
   Industrial Development Authority,
   SONOCO Products Co. Project,
                      6.125%  06/01/25                     2,000          2,124
                                                                       --------
                                                                          2,766
                                                                       --------

  RECREATION - 0.5%
  NM Red River Sports,
                      6.450%  06/01/07                     1,000          1,005
                                                                       --------

  RETAIL - 0.4%
  OH Lake County,
   North Madison Properties,
   Series 1993,
                      8.819%  09/01/11                       710            816
                                                                       --------

 ................................................................................
 RESOURCE RECOVERY - 3.3%
  DISPOSAL - 2.8%
  CT State Development Authority,
   Sewer Sludge Disposal Facilities,
   Series 1996,
                      8.250%  12/01/06                     1,250          1,319
  GA Fulton County Development
   Authority, Very, Inc.,
                     10.500%  12/01/07                     1,370          1,425
  MA Boston Industrial Development
   Finance Authority, Jet-A-Way, Inc.,
                     10.500%  01/01/11                     1,000          1,129
  MA State Industrial Finance Agency:
   Massachusetts Environmental Services,
   Series 1994-A,
                      8.750%  11/01/21(a)                    975            731
   Peabody Monofill Associates, Inc.,
   Series 1995,
                      9.000%  09/01/05                     1,110          1,236
                                                                       --------
                                                                          5,840
                                                                       --------

  RESOURCE RECOVERY - 0.5%
  PA Delaware County Industrial
   Development Authority, Series A,
                      6.200%  07/01/19                     1,000          1,089
                                                                       --------

 ................................................................................
 TAX-BACKED - 10.8%
  LOCAL APPROPRIATED - 0.5%
  CA Compton, Civic Center Project,
                      5.500%  09/01/15                     1,000          1,012
                                                                       --------

  LOCAL GENERAL OBLIGATIONS - 3.8%
  LA New Orleans,
   Series 1991,
                      (b)     09/01/15                     4,000          1,683

  NY New York City:
   Series 1998-F,
                      5.000%  08/01/23                    $  700       $    670
   Series C,
                      5.375%  11/15/17                       550            555
   Series 1998-D,
                      5.375%  08/01/17                     4,000          4,035
  TX Irving Independent School District,
   Series 1997:
                      (b)     02/15/15                     1,500            638
                      (b)     02/15/16                     1,000            401
                                                                       --------
                                                                          7,982
                                                                       --------

  SPECIAL NON-PROPERTY TAX - 5.1%
  IL Metropolitan Pier & Exposition
   Authority, Series 1996-A:
                      (b)     12/15/13(f)                  5,000          2,279
                      (b)     12/15/21                     8,000          2,334
  IL Metropolitan Pier & Exposition Authority,
   McCormick Project:
                      (b)     06/15/14(f)                  5,000          2,204
                      (b)     06/15/15                     3,000          1,246
  IL State Development Finance Authority,
   City of Marion Project,
   Series 1991,
                      9.625%  09/15/21                     1,460          1,095
  PR Commonwealth of Puerto Rico
   Highway & Transportation Authority,
   Series 1996-Y,
                      5.500%  07/01/36                     1,300          1,359
                                                                       --------
                                                                         10,517
                                                                       --------

  SPECIAL PROPERTY TAX - 1.0%
  CA Fontana Redevelopment Agency,
   Jurupa Hills Project, Series 1997-A,
                      5.500%  10/01/27                       700            709
  CA Poway Community Facilities District,
   No. 88-1 Parkway Business Center,
   Series 1998,
                      6.750%  08/15/15                       575            627
  CA Riverside County Public Financing
   Authority Redevelopment Projects, Series A,
                      5.500%  10/01/22                       650            658
                                                                       --------
                                                                          1,994
                                                                       --------

  STATE APPROPRIATED - 0.4%
  NY Metropolitan Transportation Authority,
   Commuter Facilities, Series 1997-8,
                      5.250%  07/01/17                       945            937
                                                                       --------

 ................................................................................
TRANSPORTATION - 4.9%
  AIR TRANSPORTATION - 4.0%
  IN Indianapolis Airport Authority:
   Federal Express Corp.,
   Series 1994,
                      7.100%  01/15/17                     2,000          2,252
   United Airlines Project,
   Series A,
                      6.500%  11/15/31                     2,000          2,170
  KY Kenton County Airport Board,
   Delta Airlines, Inc.,
   Series 1992-A,
                      7.500%  02/01/20                     2,500          2,753
  TX Alliance Airport Authority,
   Federal Express Corp.,
   Series 1996,
                      6.375%  04/01/21                     1,000          1,077
                                                                       --------
                                                                          8,252
                                                                       --------

  AIRPORT - 0.3%
  OH Toledo-Lucas County Port Authority,
   Series 1998,
                      5.500%  05/15/20                       585            568
                                                                       --------

  TOLL FACILITIES - 0.6%
  CA San Joaquin Hills Transportation
   Corridor Agency, Series A,
                      (b)     01/15/15                     3,000          1,292
                                                                       --------

 ................................................................................
 UTILITY - 10.8%
  INDIVIDUAL POWER PRODUCER - 4.5%
  FL Martin County Industrial
   Development Authority, Indiantown
   Cogeneration Project, Series 1994-A,
                      7.875%  12/15/25                     1,000          1,174
  NY New York City Industrial Development Agency,
   Brooklyn Navy Yard Partners,
   Series 1997,
                      5.750%  10/01/36                     1,200          1,213
  NY Port Authority of New York &
   New Jersey, KIAC Partners,
   Series 1996-IV,
                      6.750%  10/01/11                     2,000          2,235
  PA Economic Development Finance
   Authority, Colver Project, Series D:
                      7.125%  12/01/15                       500            558
                      7.150%  12/01/18                     3,750          4,196
                                                                       --------
                                                                          9,376
                                                                       --------
  INVESTOR OWNED - 2.0%
  AZ Pima County Industrial Development Authority,
   Tucson Electric Power Co., Series A,
                      6.100%  09/01/25                       750            774
  IL Bryant Pollution Control Revenue,
   Central Illinois Light Co.,
   Series 1993,
                      5.900%  08/01/23                     2,000          2,072
  NM Farmington, San Juan Public
   Service Co. Project, Series D,
                      6.375%  04/01/22                     1,250          1,341
                                                                       --------
                                                                          4,187
                                                                       --------

  MUNICIPAL ELECTRIC - 2.0%
  TX Austin, Series 1994:
                      (b)     05/15/17(f)                  6,600          2,475
                      (b)     05/15/18                     5,000          1,777
                                                                       --------
                                                                          4,252
                                                                       --------

  WATER & SEWER - 2.3%
  LA Public Facility Belmont Water
   Authority,
                      9.000%  03/15/24                       730            657
  MS Five Lakes Utility District,
                      8.250%  07/15/24                       500            400
  NJ State Economic Development
   Authority, Hills Development Co.,
                     10.500%  09/01/08                     2,100          2,177
  TX Houston Water & Sewer System,
   Series C,
                      (b)     12/01/12(f)                  3,000          1,455
                                                                       --------
                                                                          4,689
                                                                       --------

TOTAL MUNICIPAL BONDS (cost of $193,344) (g)                            201,812
                                                                       --------

OTHER ASSETS & LIABILITIES, NET - 2.8%                                 $  5,891
--------------------------------------------------------------------------------

NET ASSETS - 100%                                                      $207,703
                                                                       ========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) This issuer is in default of certain debt covenants. Income is not being accrued.
(b) Zero coupon bond.
(c) Accrued interest accumulates in the value of the security and is payable at redemption. The value of this security represents fair value as determined under procedures approved by the Trustees.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1998, the value of this security amounted to $4,418 or 2.1% of net assets.
(e) The Fund has been informed that the issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(f) These securities, or a portion thereof, with a total market value of $9,645, are being used to collateralize open future contracts.
(g) Cost for federal income tax purposes is $193,372.


                                                                   Unrealized
                                                                  appreciation
                               Par value           Expiration    (depreciation)
        Type             covered by contracts         month        at 5/31/98
--------------------------------------------------------------------------------
Short Municipal Bond            $ 3,600               June          $    (63)
Long Municipal Bond             $ 3,500               June                52
                                                                    --------
                                                                    $    (11)
                                                                    ========

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            MAY 31, 1998 (UNAUDITED)

(in thousands except for per share amount)
ASSETS
Investments at value (cost $193,344)                                $201,812

Receivable for:
  Interest                                               $ 4,510
  Investments sold                                         2,740
Other                                                         51       7,301
                                                         --------   --------
     Total Assets                                                    209,113

LIABILITIES
Payable for:
  Distributions                                            1,128
  Investments purchased                                      250
Accrued:
  Deferred Trustees fees                                       4
Other                                                         28
                                                        --------
     Total Liabilities                                                 1,410
                                                                    --------

NET ASSETS  at value for 27,514
  shares of beneficial interest outstanding                         $207,703
                                                                    ========

Net asset value per share                                           $   7.55
                                                                    ========

COMPOSITION OF NET ASSETS
Capital paid in                                                     $245,423
Undistributed net investment income                                      330
Accumulated net realized loss                                        (46,507)
Net unrealized appreciation (depreciation) on:
  Investments                                                          8,468
  Open futures contracts                                                 (11)
                                                                    --------
                                                                    $207,703
                                                                    ========

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE SIX MONTHS ENDED MAY 31, 1998
                                   (UNAUDITED)
(in thousands)
INVESTMENT INCOME
Interest                                                           $   7,419

EXPENSES
Management fee                                           $ 674
Transfer agent                                              40
Bookkeeping fee                                             27
Trustees fee                                                 9
Custodian fee                                                5
Audit fee                                                   20
Legal fee                                                   52
Reports to shareholders                                      5
Other                                                       43           875
                                                         -----     ---------
       Net Investment Income                                           6,544
                                                                   ---------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain                                                      3,572
Net unrealized appreciation (depreciation)
 during the period on:
  Investments                                              373
  Open futures contracts                                   (44)
                                                         -----
     Net unrealized appreciation                                         329
                                                                   ---------
       Net Gain                                                        3,901
                                                                   ---------
Increase in Net Assets from Operations                             $  10,445
                                                                   =========

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                 (Unaudited)
                                               Six months ended   Year ended
                                                   May 31         November 30
   (in thousands)                               ------------     ------------
INCREASE (DECREASE) IN NET ASSETS                  1998              1997
Operations:
Net investment income                           $     6,544      $     13,806
Net realized gain (loss)                              3,572            (7,104)
Net unrealized appreciation                             329             7,312
                                                -----------      ------------
    Net Increase from Operations                     10,445            14,014

Distributions:
From net investment income                           (6,762)          (13,887)
                                                -----------      ------------
                                                      3,683               127
Fund Share Transactions:
Value of distributions reinvested                       487               613
                                                -----------      ------------
        Total Increase                                4,170               740

NET ASSETS
Beginning of period                                 203,533           202,793
                                                -----------      ------------
End of period (including undistributed
 net investment income
 of $330 and $510, respectively)                $   207,703      $    203,533
                                                ===========      ============

NUMBER OF FUND SHARES
Issued for distributions reinvested                      65                82
Outstanding at
     Beginning of period                             27,449            27,367
                                                -----------      ------------
     End of period                                   27,514            27,449
                                                -----------      ------------

See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 1997 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
In the opinion of management of Colonial Municipal Income Trust (the Fund), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2.  ACCOUNTING POLICIES
-------------------------------------------------------------------------------
ORGANIZATION: The Fund is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Fund's primary investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities. The Fund's secondary objective is to preserve its capital. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
-------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
-------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended May 31, 1998, purchases and sales of investments, other than short-term obligations, were $39,718,048 and $39,977,751, respectively.

Unrealized appreciation (depreciation) at May 31, 1998, based on cost of investments for federal income tax purposes was:

   Gross unrealized appreciation                            $14,020,060
   Gross unrealized depreciation                             (5,580,520)
                                                            -----------
           Net unrealized appreciation                      $ 8,439,540
                                                            ===========

CAPITAL LOSS CARRYFORWARDS: At November 30, 1997, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                 Year of                                    Capital loss
               expiration                                   carryforward
               -----------                                  ------------
                  1998                                      $ 6,551,000
                  1999                                        6,352,000
                  2000                                        9,103,000
                  2001                                        7,979,000
                  2002                                        5,301,000
                  2003                                        7,499,000
                  2004                                            4,000
                  2005                                        7,197,000
                                                            -----------
                                                            $49,986,000
                                                            ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5.  RESULTS OF ANNUAL SHAREHOLDER MEETING (UNAUDITED)
-------------------------------------------------------------------------------
On April 29, 1998, the Annual Meeting of Shareholders of the Fund was held to elect two Trustees and to ratify the selection of Price Waterhouse LLP as independent accountants for the fiscal year ending November 30, 1998. On February 2, 1998, the record date for the Meeting, the Fund had outstanding 27,475,276 shares of beneficial interest. The votes cast at the Meeting were as follows:

Election of two Trustees:                   AUTHORITY        BROKER
                              FOR           WITHHELD       NON-VOTES
William E. Mayer           23,256,480        516,215           0
Robert L. Sullivan         23,247,388        525,307           0

The Board of Trustees also consists of Robert J. Birnbaum, Thomas Bleasdale, James E. Grinnell, James L. Moody, Jr., Lora S. Collins, Richard W. Lowry and John J. Neuhauser.

Ratification of the selection of Price Waterhouse LLP as independent accountants:

FOR:                       23,261,850     shares of beneficial interest
                                          being a majority of the shares
                                          represented at the Meeting

AGAINST:                    147,287       shares of beneficial interest

ABSTAIN:                    363,558       shares of beneficial interest

BROKER NON-VOTES:            0

                              FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                 (Unaudited)
                                 Six months
                                ended May 31         Year ended November 30
                                ------------        ------------------------
                                   1998               1997            1996
Net asset value -
   Beginning of period           $   7.410          $  7.410        $   7.480
                                 ---------          --------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                0.239             0.509            0.508
Net realized and
   unrealized gain (loss)            0.147            (0.002)          (0.068)
                                 ---------          --------        ---------
   Total from Investment
      Operations                     0.386             0.507            0.440
                                 ---------          --------        ---------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income          (0.246)           (0.507)          (0.510)
In excess of net
   investment income                   -                 -                -
                                 ---------          --------        ---------
Total Distributions
   Declared to Shareholders         (0.246)           (0.507)          (0.510)
                                 ---------          --------        ---------
Net asset value -
   End of period                 $   7.550          $  7.410        $   7.410
                                 =========          ========        =========
Market price per share -
   End of period                 $   7.562          $  7.560        $   7.250
                                 =========          ========        =========
Total return - based on net
   asset value (a)                   5.25%(b)          7.07%            6.38%
                                 =========          ========        =========
Total return - based on market
   value (c)                         3.30%(b)         11.67%           15.36%
                                 =========          ========        =========

RATIOS TO AVERAGE NET ASSETS
Expenses                             0.84%(d)(e)       0.86%(e)         0.91%(e)
Net investment income                6.32%(d)(e)       6.83%(e)         6.87%(e)
Portfolio turnover                     20%(b)            15%              22%
Net assets at end
 of period (000)                 $ 207,703          $203,533         $202,793



(a)  Total return at net asset value assuming all distributions reinvested.
(b)  Not annualized.
(c) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(d)  Annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                          FINANCIAL HIGHLIGHTS - CONT.

                                            Year ended November 30
                                 --------------------------------------------
                                    1995              1994            1993

                                 $   7.150          $  7.830        $   7.890
                                 ---------          --------        ---------

                                     0.547             0.609            0.639

                                     0.335            (0.707)          (0.063)
                                 ---------          --------        ---------

                                     0.882            (0.098)           0.576
                                 ---------          --------        ---------


                                    (0.552)           (0.582)          (0.632)

                                       -                 -             (0.004)
                                 ---------          --------        ---------

                                    (0.552)           (0.582)          (0.636)
                                 ---------          --------        ---------

                                 $   7.480          $  7.150        $   7.830
                                 =========          ========        =========

                                 $   6.750          $  6.750        $   8.000
                                 =========          ========        =========

                                    12.96%           (0.42)%            7.42%
                                 =========          ========        =========

                                     8.04%          (10.06)%           11.56%
                                 =========          ========        =========


                                     0.98%             0.90%            0.87%
                                     7.47%             8.12%            8.03%
                                       24%               24%              21%

                                 $ 204,666          $195,444        $213,292

--------------------------------------------------------------------------------
                           DIVIDEND REINVESTMENT PLAN
As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment and Cash Purchase Plan (the "Plan") shareholders may elect to have all distributions reinvested automatically in additional shares of the Trust. Shareholders not making such election will receive all distributions in cash paid by check mailed directly to the record holder by the dividend paying agent.

Shareholders participating in the Plan will receive distributions in the form of shares of the Trust. If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. For shares issued at a discount from market value, the difference between market value and issue price may represent taxable income at the time of issuance. Any portion of the discount includable in income will increase the basis of the shares issued. If net asset value exceeds the market price, or the distribution is payable only in cash, shares will be bought in the open market for the accounts of Plan participants. If the market price surpasses the net asset value before such purchasing is completed, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

Participants in the Plan have the option of making additional cash payments to the Plan administrator semiannually, for investment in the Trust's shares. Such payments may be made in any amount from $100 to $500. The administrator will use all funds received from participants (as well as any dividends and distributions received in cash) to purchase Trust shares in the open market semiannually. Interest will not be paid on any uninvested cash payments. Please refer to the Dividend Reinvestment and Cash Purchase Plan pamphlet for further details.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan are ordinarily held in uncertified form, although participants have the right to receive certificates for whole shares issued to them.

Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gain or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

Fees and expenses of the Plan other than brokerage charges will be paid by the Trust. No brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 8200, Boston, Massachusetts 02266-8200.
--------------------------------------------------------------------------------

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Municipal Income Trust is:
State Street Bank and Trust Company
P.O. Box 8200
Boston, MA 02266-8200
1-800-426-5523


Colonial Municipal Income Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Municipal Income
Trust.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

                                                 IT-03/453F-0598 M (7/98) 98/677